OPERATING LEASES AND FUTURE COMMITMENTS (Detail Textuals 1)		1 Months Ended		9 Months Ended		12 Months Ended
	Jul. 07, 2006 USD ($) ft²	Apr. 28, 2015 USD ($) ft²	Oct. 31, 2007 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 02, 2008 ft²	Mar. 26, 2008 ft²	Sep. 14, 2007 ft²
Restricted Cash Commitments and Contingencies [Line Items]
Monthly rent				$ 488,977	$ 427,606	$ 573,983	$ 584,518
Deferred rent liability	$ 43,532,000
Lease agreement | Radnor Properties-SDC, L.P. (the "Landlord")
Restricted Cash Commitments and Contingencies [Line Items]
Office space under lease agreement | ft²	7,414
Rent plus certain building expenses per annum at beginning	$ 161,592
Rent plus certain building expenses per annum at ending	$ 258,378
Deferred rent liability						$ 62,518
Area of office space for which rent is waived for first five months of lease term | ft²	5,238
Area of office space for which rent is waived for first twelve months for remaining | ft²	2,176
Lease agreement | BPG Officer VI Baldwin Tower L.P. ("BPG")
Restricted Cash Commitments and Contingencies [Line Items]
Office space under lease agreement | ft²		6,801						6,810	1,301	5,524
Monthly rent		$ 10,000
Rent plus certain building expenses per annum at beginning			$ 102,194
Rent plus certain building expenses per annum at ending			$ 286,335